Annual Operating Expenses - FidelitySeriesOverseasFund-PRO - FidelitySeriesOverseasFund-PRO - Fidelity Series Overseas Fund - Fidelity Series Overseas Fund	Dec. 30, 2023
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.01%